Business Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Business Segment Information
Service		$ 4,321,969	$ 4,328,654		$ 4,443,491
Equipment and product sales		854,272	680,784		457,745
Total operating revenues		5,176,241	5,009,438		4,901,236
Cost of services (excluding Depreciation, amortization and accretion reported below)		1,190,910	1,164,658		1,118,183
Cost of equipment and products		1,224,031	1,346,811		1,107,133
Selling, general and administrative		1,780,463	1,865,807		1,947,778
Depreciation, amortization and accretion		844,361	836,532		1,018,077
Loss on impairment of assets			87,802
(Gain) loss on asset disposals, net		22,176	26,531		30,841
(Gain) loss on sale of business and other exit costs, net		(135,887)	(15,846)		(300,656)
(Gain) loss on license sales and exchanges		(146,884)	(112,993)		(255,479)
Operating income (loss)		397,071	(189,864)		235,359
Equity in earnings of unconsolidated entities		140,076	131,965		132,714
Interest and dividend income		38,783	16,957		9,092
Gain (loss) on investments					14,547
Interest expense		(141,719)	(111,397)		(98,811)
Other, net		391	115		(37)
Income (loss) before income taxes		434,602	(152,224)		292,864
Income tax expense (benefit)		171,992	(4,932)		126,043
Net income (loss)		262,610	(147,292)		166,821
Depreciation, amortization and accretion		844,361	836,532		1,018,077
Loss on impairment of assets			87,802
(Gain) loss on asset disposals, net		22,176	26,531		30,841
(Gain) loss on sale of business and other exit costs, net		(135,887)	(15,846)		(300,656)
(Gain) loss on license sales and exchanges, net		(146,884)	(112,993)		(255,479)
Gain (loss) on investments					(14,547)
Interest expense		141,719	111,397		98,811
Income tax expense (benefit)		171,992	(4,932)		126,043
Adjusted EBITDA	[1]	1,160,087	781,199		869,911
Investments in unconsolidated entities		401,720	321,729		301,772
Total assets		9,422,462	8,854,422		8,861,028	[2]
Capital expenditures		759,368	770,577		909,660
U.S. Cellular
Business Segment Information
Service		3,350,431	3,397,937		3,594,773
Equipment and product sales		646,422	494,810		324,063
Total operating revenues		3,996,853	3,892,747		3,918,836
Cost of services (excluding Depreciation, amortization and accretion reported below)		775,042	769,911		763,435
Cost of equipment and products		1,052,810	1,192,669		999,000
Selling, general and administrative		1,493,730	1,591,914		1,677,395
Depreciation, amortization and accretion		606,455	605,997		803,781
(Gain) loss on asset disposals, net		16,313	21,469		30,606
(Gain) loss on sale of business and other exit costs, net		(113,555)	(32,830)		(246,767)
(Gain) loss on license sales and exchanges		(146,884)	(112,993)		(255,479)
Operating income (loss)		312,942	(143,390)		146,865
Equity in earnings of unconsolidated entities		140,083	129,764		131,949
Interest and dividend income		36,332	12,148		3,961
Gain (loss) on investments					18,556
Interest expense		(86,194)	(57,386)		(43,963)
Other, net		466	160		288
Income (loss) before income taxes		403,629	(58,704)		257,656
Income tax expense (benefit)	[3]	156,334	(11,782)		113,134
Net income (loss)		247,295	(46,922)		144,522
Depreciation, amortization and accretion		606,455	605,997		803,781
(Gain) loss on asset disposals, net		16,313	21,469		30,606
(Gain) loss on sale of business and other exit costs, net		(113,555)	(32,830)		(246,767)
(Gain) loss on license sales and exchanges, net		(146,884)	(112,993)		(255,479)
Gain (loss) on investments					(18,556)
Interest expense		86,194	57,386		43,963
Income tax expense (benefit)	[3]	156,334	(11,782)		113,134
Adjusted EBITDA	[1]	852,152	480,325		615,204
Investments in unconsolidated entities		363,384	283,014		265,585
Total assets		7,059,978	6,462,309	[2]	6,430,255	[2]
Capital expenditures		533,053	557,615		737,501
TDS Telecom Wireline
Business Segment Information
Service		698,938	714,586		723,372
Equipment and product sales		1,965	1,836		3,195
Total operating revenues		700,903	716,422		726,567
Cost of services (excluding Depreciation, amortization and accretion reported below)		254,879	256,878		266,635
Cost of equipment and products		2,212	2,336		3,831
Selling, general and administrative		193,850	189,956		220,097
Depreciation, amortization and accretion		165,841	169,044		170,868
(Gain) loss on asset disposals, net		5,094	2,091		130
(Gain) loss on sale of business and other exit costs, net		(9,530)	(2,357)
Operating income (loss)		88,557	98,474		65,006
Equity in earnings of unconsolidated entities		17	8		19
Interest and dividend income		2,193	2,396		1,759
Gain (loss) on investments					830
Interest expense		1,133	2,695		3,265
Other, net		(22)	(32)		(214)
Income (loss) before income taxes		91,878	103,541		70,665
Depreciation, amortization and accretion		165,841	169,044		170,868
(Gain) loss on asset disposals, net		5,094	2,091		130
(Gain) loss on sale of business and other exit costs, net		(9,530)	(2,357)
Gain (loss) on investments					(830)
Interest expense		(1,133)	(2,695)		(3,265)
Adjusted EBITDA	[1]	252,150	269,624		237,568
Investments in unconsolidated entities		3,802	3,803		3,809
Total assets		1,312,394	1,419,478	[2]	1,452,502	[2]
Capital expenditures		140,433	135,805		140,009
TDS Telecom Cable
Business Segment Information
Service		174,529	116,855		35,883
Equipment and product sales		437
Total operating revenues		174,966	116,855		35,883
Cost of services (excluding Depreciation, amortization and accretion reported below)		78,758	54,265		17,274
Cost of equipment and products		169
Selling, general and administrative		53,738	36,175		11,054
Depreciation, amortization and accretion		35,271	23,643		7,571
(Gain) loss on asset disposals, net		691	2,482		28
Operating income (loss)		6,339	290		(44)
Interest and dividend income		37	8		2
Interest expense		458	95		(74)
Other, net		3	(1)
Income (loss) before income taxes		6,837	392		(116)
Depreciation, amortization and accretion		35,271	23,643		7,571
(Gain) loss on asset disposals, net		691	2,482		28
Interest expense		(458)	(95)		74
Adjusted EBITDA	[1]	42,341	26,422		7,557
Total assets		577,788	563,585	[2]	278,969	[2]
Capital expenditures		51,573	35,640		8,375
TDS Telecom HMS
Business Segment Information
Service		116,810	109,766		94,875
Equipment and product sales		169,985	148,966		90,741
Total operating revenues		286,795	258,732		185,616
Cost of services (excluding Depreciation, amortization and accretion reported below)		85,163	77,392		60,423
Cost of equipment and products		142,927	126,362		75,991
Selling, general and administrative		47,104	53,020		44,945
Depreciation, amortization and accretion		26,948	26,912		24,262
Loss on impairment of assets			84,000
(Gain) loss on asset disposals, net		89	181		125
Operating income (loss)		(15,436)	(109,135)		(20,130)
Interest and dividend income		35	26		63
Interest expense		(2,329)	(1,602)		(1,626)
Other, net		(98)	12		29
Income (loss) before income taxes		(17,828)	(110,699)		(21,664)
Depreciation, amortization and accretion		26,948	26,912		24,262
Loss on impairment of assets			84,000
(Gain) loss on asset disposals, net		89	181		125
Interest expense		2,329	1,602		1,626
Adjusted EBITDA	[1]	11,538	1,996		4,349
Total assets		285,929	268,972	[2]	328,397	[2]
Capital expenditures		27,059	36,618		16,474
TDS Telecom Eliminations
Business Segment Information
Service		(4,621)	(3,697)		(1,063)
Total operating revenues		(4,621)	(3,697)		(1,063)
Cost of services (excluding Depreciation, amortization and accretion reported below)		(4,334)	(3,504)		(1,000)
Selling, general and administrative		(287)	(193)		(63)
TDS Telecom
Business Segment Information
Service		985,656	937,510		853,067
Equipment and product sales		172,387	150,802		93,936
Total operating revenues		1,158,043	1,088,312		947,003
Cost of services (excluding Depreciation, amortization and accretion reported below)		414,466	385,031		343,332
Cost of equipment and products		145,308	128,698		79,822
Selling, general and administrative		294,405	278,958		276,033
Depreciation, amortization and accretion		228,060	219,599		202,701
Loss on impairment of assets			84,000
(Gain) loss on asset disposals, net		5,874	4,754		283
(Gain) loss on sale of business and other exit costs, net		(9,530)	(2,357)
Operating income (loss)		79,460	(10,371)		44,832
Equity in earnings of unconsolidated entities		17	8		19
Interest and dividend income		2,265	2,430		1,824
Gain (loss) on investments					830
Interest expense		(738)	1,188		1,565
Other, net		(117)	(21)		(185)
Income (loss) before income taxes		80,887	(6,766)		48,885
Income tax expense (benefit)	[3]	34,972	17,590		19,084
Net income (loss)		45,915	(24,356)		29,801
Depreciation, amortization and accretion		228,060	219,599		202,701
Loss on impairment of assets			84,000
(Gain) loss on asset disposals, net		5,874	4,754		283
(Gain) loss on sale of business and other exit costs, net		(9,530)	(2,357)
Gain (loss) on investments					(830)
Interest expense		738	(1,188)		(1,565)
Income tax expense (benefit)	[3]	34,972	17,590		19,084
Adjusted EBITDA	[1]	306,029	298,042		249,474
Investments in unconsolidated entities		3,802	3,803		3,809
Total assets		2,176,111	2,252,035	[2]	2,059,868	[2]
Capital expenditures		219,065	208,063		164,858
Corporate, Eliminations and Other
Business Segment Information
Service		(14,118)	(6,793)		(4,349)
Equipment and product sales		35,463	35,172		39,746
Total operating revenues		21,345	28,379		35,397
Cost of services (excluding Depreciation, amortization and accretion reported below)		1,402	9,716		11,416
Cost of equipment and products		25,913	25,444		28,311
Selling, general and administrative		(7,672)	(5,065)		(5,650)
Depreciation, amortization and accretion		9,846	10,936		11,595
Loss on impairment of assets			3,802
(Gain) loss on asset disposals, net		(11)	308		(48)
(Gain) loss on sale of business and other exit costs, net		(12,802)	19,341		(53,889)
Operating income (loss)		4,669	(36,103)		43,662
Equity in earnings of unconsolidated entities		(24)	2,193		746
Interest and dividend income		186	2,379		3,307
Gain (loss) on investments					(4,839)
Interest expense		(54,787)	(55,199)		(56,413)
Other, net		42	(24)		(140)
Income (loss) before income taxes		(49,914)	(86,754)		(13,677)
Income tax expense (benefit)	[3]	(19,314)	(10,740)		(6,175)
Net income (loss)		(30,600)	(76,014)		(7,502)
Depreciation, amortization and accretion		9,846	10,936		11,595
Loss on impairment of assets			3,802
(Gain) loss on asset disposals, net		(11)	308		(48)
(Gain) loss on sale of business and other exit costs, net		(12,802)	19,341		(53,889)
Gain (loss) on investments					4,839
Interest expense		54,787	55,199		56,413
Income tax expense (benefit)	[3]	(19,314)	(10,740)		(6,175)
Adjusted EBITDA	[1]	1,906	2,832		5,233
Investments in unconsolidated entities		34,534	34,912		32,378
Total assets		186,373	140,078	[2]	370,905	[2]
Capital expenditures		$ 7,250	$ 4,899		$ 7,301

[1]	Adjusted earnings before interest, taxes, depreciation, amortization and accretion (“Adjusted EBITDA”) is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. Adjusted EBITDA is defined as net income, adjusted for the items set forth in the reconciliation above. Adjusted EBITDA excludes these items in order to show operating results on a more comparable basis from period to period. From time to time, TDS may also exclude other items from Adjusted EBITDA if such items help reflect operating results on a more comparable basis. TDS does not intend to imply that any of such items that are excluded are non-recurring, infrequent or unusual; such items may occur in the future. TDS believes Adjusted EBITDA is a useful measure of TDS’ operating results before significant recurring non-cash charges, discrete gains and losses, and other items as indicated above.
[2]	ASU 2015-03, regarding simplification of the presentation of debt issuance costs, was adopted as of December 31, 2015 and applied retrospectively. All prior year numbers have been revised to conform to this standard.
[3]	Income tax expense (benefit) is not provided at the individual segment level for Wireline, Cable and HMS. TDS calculates income tax expense for "TDS Telecom Total".